Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 28	$ 29	$ 29	$ 24
Provision for credit losses
Model changes	(4)		(4)
Purchases	1	1	8	6
Sales and maturities		(1)	(1)	(2)
Changes in risk, parameters and exposures		1	(5)	2
Exchange rate and other		(1)	(2)	(1)
Balance at end of period	25	29	25	29
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	11	9	10	5
Provision for credit losses
Model changes	(4)		(4)
Purchases	1	1	8	6
Sales and maturities		(1)	(1)	(2)
Changes in risk, parameters and exposures		1	(5)	1
Balance at end of period	8	10	8	10
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	17	20	19	19
Provision for credit losses
Changes in risk, parameters and exposures				1
Exchange rate and other		(1)	(2)	(1)
Balance at end of period	$ 17	$ 19	$ 17	$ 19